united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 5/31

Date of reporting period: 5/31/23

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NightShares 500 ETF (NSPY)

NightShares 2000 ETF (NIWM)

NightShares 500 1x/1.5x ETF (NSPL)

NYSE Arca, Inc.

Annual Report

May 31, 2023

AlphaTrAI Funds, Inc.
100 Shoreline Highway, Building B, Suite 100
Mill Valley, CA 94941
Telephone: 1-833-NITE-ETF

Management Discussion of Fund Performance – (Unaudited)

The three NightShares ETFs seek to capitalize on the strength of the night effect, a well-researched source of outperformance in securities markets over time.

The NightShares 500 ETF (NSPY) seeks to return the night performance of a portfolio of 500 U.S. large cap stock companies. The Fund holds cash and/or U.S. Treasuries during the day, providing no exposure to the equity markets and buys futures each evening to provide overnight exposure to the U.S. equity market. Since its inception on June 28, 2022, the Fund has returned -7.20% versus 11.15% for the S&P 500 Index. As described below, the Fund’s underperformance relative to the index was a function of strong day time markets alongside negative returns overall in the overnight session.

The NightShares 2000 ETF (NIWM) seeks to return the night performance of a portfolio of 2000 U.S. small cap stock companies. The Fund holds cash and/or U.S. Treasuries during the day, providing no exposure to the equity markets and buys futures each evening to provide overnight exposure to the U.S. equity markets. Since its inception on June 28, 2022, the Fund has returned -10.33% versus 2.08% for the Russell 2000 Index. As described below, the Fund’s underperformance relative to the index was a function of strong day time markets alongside negative returns overall in the overnight session.

The NightShares 500 1x/1.5x ETF (NSPL) seeks to provide investment results that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. Since its inception on October 4, 2022, the Fund has returned 10.20% versus 11.54% for the S&P 500 Index. The Fund’s exposure during the day, delivered by holding an S&P 500 ETF (IVV), ensures that the Fund does not “miss out” on the performance of the U.S. equity from market open through to market close.

The return of each of the Funds reflects the dynamics of the day and night sessions since their respective inception dates. Starting in late June through to the end of September, the U.S. large and small cap equity markets were down. However, the day time session was positive during this period, fueled by a “bear market rally” that started at the beginning of July and ran through the middle of August. Once past that mid-August point, both day and night lost steam but the returns from the day’s earlier rally were enough to ensure it stayed positive by the end of September.

The fourth quarter of the year saw equity markets rising, with large caps up both day and night and small caps turning positive at night and down during the day. Across the span of year, starting on June 28, 2022, the markets eked out a small gain with night dragging down the day’s gains and leading to the underperformance of NSPY and NIWM as they were out of the markets between market open and close.

Management Discussion of Fund Performance – (Unaudited) (continued)

As for 2023, the market was positive in the first quarter of the year, again led by the daytime session. Night was negative in both large and small caps, further impacting the performance of NSPY and NIWM that avoid the daytime sessions.

The second quarter, as of May 31, 2023, was also up and favorable to both day and night sessions, with daytime returns leading night returns in U.S. large caps and night returns leading daytime returns in U.S. small caps.

The equity markets have continued to demonstrate that day and night returns are different. Over the almost 12 months since the first NightShares ETFs were launched (6/28/22 - 5/31/23), daytime returns have been strong while nighttime returns have stumbled. That said, 20 years of history (and numerous academic studies) have shown that the Night sessions can provide strong returns.

Investment Results (Unaudited)

Average Annual Total Returns(a) as of May 31, 2023

Since
Inception
(6/28/22)
NightShares 500 ETF – NAV	(7.20)%
NightShares 500 ETF – Market Price	(7.35)%
S&P 500® Index(b)	11.15%

Total annual operating expenses, as disclosed in the NightShares 500 ETF’s (the “Fund”) prospectus dated May 18, 2022, were 0.55% of the average daily net assets of the Fund. Pursuant to its Management Agreement, AlphaTrAI Funds, Inc. (the “Adviser”) is required to pay all of the operating expenses of the Fund except portfolio transactions and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). Additional information pertaining to the Fund’s expense ratio as of May 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) NITE-ETF. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at www.nightshares.com.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

Investment Results (Unaudited) (continued)

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (833) NITE-ETF. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the NightShares 500 ETF–NAV, NightShares 500 ETF–Market and the S&P 500® Index (Unaudited)

This graph shows the value of a hypothetical initial investment of $10,000 made on June 28, 2022 (commencement of operations) for the Fund and held through May 31, 2023. The S&P 500® Index is a widely recognized unmanaged index of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENTS PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (833) NITE-ETF. You should carefully consider the investment objective, risks, charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other important information about the Fund and should be read carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of May 31, 2023

Since
Inception
(6/28/22)
NightShares 2000 ETF – NAV	(10.33)%
NightShares 2000 ETF – Market Price	(10.39)%
Russell 2000® Index(b)	2.08%

Total annual operating expenses, as disclosed in the NightShares 2000 ETF’s (the “Fund”) prospectus dated May 18, 2022, were 0.55% of the average daily net assets of the Fund. Pursuant to its Management Agreement, AlphaTrAI Funds, Inc. (the “Adviser”) is required to pay all of the operating expenses of the Fund except portfolio transactions and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). Additional information pertaining to the Fund’s expense ratio as of May 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) NITE-ETF. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at www.nightshares.com.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The Russell 2000® Index (the “Index”) is a widely recognized unmanaged index that measures the performance of the small-cap segment of the US equity universe. The Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership, and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted

Investment Results (Unaudited) (continued)

from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objective, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (833) NITE-ETF. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the NightShares 2000 ETF–NAV, NightShares 2000 ETF–Market and the Russell 2000® Index (Unaudited)

This graph shows the value of a hypothetical initial investment of $10,000 made on June 28, 2022 (commencement of operations) for the Fund and held through May 31, 2023. The Russell 2000® Index is a widely recognized unmanaged index that measure the performance of the small-cap segment of the US equity universe. The Index includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership, and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENTS PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (833) NITE-ETF. You should carefully consider the investment objective, risks, charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other important information about the Fund and should be read carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of May 31, 2023

Since
Inception
(10/4/22)
NightShares 500 1x/1.5x ETF – NAV	10.20%
NightShares 500 1x/1.5x ETF – Market Price	10.30%
S&P 500® Index(b)	11.54%

Total annual operating expenses, as disclosed in the NightShares 500 1x/1.5x ETF’s (the “Fund”) prospectus dated August 14, 2022, (as supplemented October 3, 2022) were 0.67% of average daily net assets (0.77% before fee waivers/expense reimbursements by AlphaTrAI Funds, Inc. (the “Adviser”)). Pursuant to its Management Agreement, the Adviser is required to pay all of the operating expenses of the Fund except portfolio transactions and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). The Adviser has contractually agreed to waive its unitary management fee and/ or reimburse expenses of the Fund so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles), do not exceed 0.65% through October 31, 2023. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. Additional information pertaining to the Fund’s expense ratio as of May 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) NITE-ETF. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price

Investment Results (Unaudited) (continued)

and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at www.nightshares.com.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(b)	The S&P 500® Index is a widely recognized unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index.

The Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The Fund’s prospectus contains this and other important information about the Fund and may be obtained by calling (833) NITE-ETF. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the NightShares 500 1x/1.5x ETF–NAV, NightShares 500 1x/1.5x ETF–Market and the S&P 500® Index (Unaudited)

This graph shows the value of a hypothetical initial investment of $10,000 made on October 4, 2022 (commencement of operations) for the Fund and held through May 31, 2023. The S&P 500® Index is a widely recognized unmanaged index of 500 large capitalization companies and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENTS PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (833) NITE-ETF. You should carefully consider the investment objective, risks, charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other important information about the Fund and should be read carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

NightShares 500 ETF Holdings as of May 31, 2023.*

The NightShares 500 ETF seeks to return the night performance of a portfolio of 500 large cap U.S. companies.

NightShares 2000 ETF Holdings as of May 31, 2023.*

The NightShares 2000 ETF seeks to return the night performance of a portfolio of 2000 small cap U.S. companies.

*	As a percentage of net assets.

Percentages shown exclude derivative investments, such as futures contracts.

Fund Holdings (Unaudited)

NightShares 500 1x/1.5x ETF Holdings as of May 31, 2023.*

*	As a percentage of net assets.

Percentages shown exclude derivative investments, such as futures contracts.

The NightShares 500 1x/1.5x ETF seeks to provide investment results that, before fees and expenses, correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

Availability of Portfolio Schedule (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov or on the Funds’ website at www.nightshares.com.

NightShares 500 ETF
Schedule of Investments
May 31, 2023

Exchange-Traded Funds — 77.15%	Shares	Fair Value
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF	7,000	$348,250
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF(a)	48,746	2,449,974

Total Exchange-Traded Funds (Cost $2,794,577)		2,798,224

Total Investments — 77.15% (Cost $2,794,577)		2,798,224
Other Assets in Excess of Liabilities — 22.85%(b)		828,826
Net Assets — 100.00%		$3,627,050

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2023, the percentage of net assets invested in BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF was 67.55% of the Fund. The financial statements and portfolio holdings for this security can be found at

(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 ETF
Schedule of Futures Contracts
May 31, 2023

				Value and
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS
CME E-Mini Standard & Poor’s 500 Index Futures	17	June 2023	$3,561,925	$188
				$188

See accompanying notes which are an integral part of these financial statements.

NightShares 2000 ETF
Schedule of Investments
May 31, 2023

Exchange-Traded Funds — 74.97%	Shares	Fair Value
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF(a)	11,007	$547,598
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF(a)	9,435	474,203

Total Exchange-Traded Funds (Cost $1,022,854)		1,021,801

Total Investments — 74.97% (Cost $1,022,854)		1,021,801
Other Assets in Excess of Liabilities — 25.03%(b)		341,206
Net Assets — 100.00%		$1,363,007

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2023, the percentage of net assets invested in BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF and BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF were 40.18% and 34.79%, respectively, of the Fund. The financial statements and portfolio holdings for these securities can be found at

(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.

NightShares 2000 ETF
Schedule of Futures Contracts
May 31, 2023

				Value and
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS
CME E-Mini Russell 2000 Index Futures	15	June 2023	$1,313,850	$(80)
				$(80)

See accompanying notes which are an integral part of these financial statements.

NightShares 500 1x/1.5x ETF
Schedule of Investments
May 31, 2023

Exchange-Traded Funds — 79.73%	Shares	Fair Value
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF	27,550	$1,370,613
iShares Core S&P 500 ETF(a)	24,831	10,414,866

Total Exchange-Traded Funds (Cost $11,386,394)		11,785,479

Total Investments — 79.73% (Cost $11,386,394)		11,785,479
Other Assets in Excess of Liabilities — 20.27%(b)		2,997,078
Net Assets — 100.00%		$14,782,557

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2023, the percentage of net assets invested in iShares Core S&P 500 ETF was 70.45% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.

(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 1x/1.5x ETF
Schedule of Futures Contracts
May 31, 2023

				Value and
				Unrealized
		Expiration		Appreciation
	Contracts	Date	Notional Value	(Depreciation)
LONG CONTRACTS
CME E-Mini Standard & Poor’s 500 Index Futures	56	June 2023	$11,733,400	$304,592
				$304,592

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Assets and Liabilities
May 31, 2023

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF	2000 ETF	ETF
Assets
Investments in securities, at fair value (cost $2,794,577, $1,022,854 and $11,386,394)	$2,798,224	$1,021,801	$11,785,479
Cash held at broker for futures contract transactions	437,055	209,604	1,411,013
Cash	409,792	138,799	1,625,234
Interest receivable	1,362	1,051	5,472
Total Assets	3,646,433	1,371,255	14,827,198

Liabilities
Payable to Adviser, net of waiver	1,683	1,423	8,116
Payable for net variation margin on futures contracts	17,700	6,825	36,525
Total Liabilities	19,383	8,248	44,641
Net Assets	$3,627,050	$1,363,007	$14,782,557

Net Assets consist of:
Paid-in capital	$3,921,897	$1,916,670	$14,412,163
Accumulated earnings (deficit)	(294,847)	(553,663)	370,394
Net Assets	$3,627,050	$1,363,007	$14,782,557
Shares outstanding (unlimited number of shares authorized, no par value)	125,000	50,000	450,000
Net asset value per share	$29.02	$27.26	$32.85

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Operations
For the period ended May 31, 2023

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF(a)	2000 ETF(a)	ETF(a)
Investment Income
Dividend income	$20,229	$57,829	$73,200
Interest income	79,149	54,802	28,219
Total investment income	99,378	112,631	101,419

Expenses
Adviser	21,771	20,129	43,608
Total expenses	21,771	20,129	43,608
Fees waived by Adviser	—	—	(6,559)
Net operating expenses	21,771	20,129	37,049
Net investment income	77,607	92,502	64,370

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,458)	(3,910)	(9,053)
Futures contracts	(335,843)	(619,724)	(369,230)
Change in unrealized appreciation (depreciation) on:
Investment securities	3,647	(1,053)	399,085
Futures contracts	188	(80)	304,592
Net realized and change in unrealized gain (loss) on investment securities and futures contracts	(333,466)	(624,767)	325,394
Net increase (decrease) in net assets resulting from operations	$(255,859)	$(532,265)	$389,764

(a)	For the period June 28, 2022 (commencement of operations) through May 31, 2023.

(b)	For the period October 4, 2022 (commencement of operations) through May 31, 2023.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Changes in Net Assets

NightShares
500 ETF
For the Period
Ended May
31, 2023(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$77,607
Net realized loss on investment securities and futures contracts	(337,301)
Change in unrealized appreciation on investment securities and futures contracts	3,835
Net decrease in net assets resulting from operations	(255,859)

Distributions to Shareholders From:
Earnings	(38,988)
Total distributions	(38,988)

Capital Transactions
Proceeds from shares sold	7,766,401
Amount paid for shares redeemed	(3,844,504)
Net increase in net assets resulting from capital transactions	3,921,897
Total Increase in Net Assets	3,627,050

Net Assets
Beginning of period	$—
End of period	$3,627,050

Share Transactions
Shares sold	250,000
Shares redeemed	(125,000)
Net increase in shares outstanding	125,000

(a)	For the period June 28, 2022 (commencement of operations) through May 31, 2023.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Changes in Net Assets (continued)

NightShares
2000 ETF
For the Period
Ended May
31, 2023(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$92,502
Net realized loss on investment securities and futures contracts	(623,634)
Change in unrealized depreciation on investment securities and futures contracts	(1,133)
Net decrease in net assets resulting from operations	(532,265)

Distributions to Shareholders From:
Earnings	(21,398)
Total distributions	(21,398)

Capital Transactions
Proceeds from shares sold	8,141,469
Amount paid for shares redeemed	(6,224,799)
Net increase in net assets resulting from capital transactions	1,916,670
Total Increase in Net Assets	1,363,007

Net Assets
Beginning of period	$—
End of period	$1,363,007

Share Transactions
Shares sold	275,000
Shares redeemed	(225,000)
Net increase in shares outstanding	50,000

(a)	For the period June 28, 2022 (commencement of operations) through May 31, 2023.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Statements of Changes in Net Assets (continued)

NightShares
500 1x/1.5x
ETF
For the Period
Ended May
31, 2023(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$64,370
Net realized loss on investment securities and futures contracts	(378,283)
Change in unrealized appreciation on investment securities and futures contracts	703,677
Net increase in net assets resulting from operations	389,764

Distributions to Shareholders From:
Earnings	(19,370)
Total distributions	(19,370)

Capital Transactions
Proceeds from shares sold	17,587,223
Amount paid for shares redeemed	(3,175,060)
Net increase in net assets resulting from capital transactions	14,412,163
Total Increase in Net Assets	14,782,557

Net Assets
Beginning of period	$—
End of period	$14,782,557

Share Transactions
Shares sold	550,000
Shares redeemed	(100,000)
Net increase in shares outstanding	450,000

(a)	For the period October 4, 2022 (commencement of operations) through May 31, 2023.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended May
	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year	$31.60

Investment operations:
Net investment income(b)	0.62
Net realized and unrealized loss on investments	(2.89)
Total from investment operations	(2.27)

Less distributions to shareholders from:
Net investment income	(0.31)
Total distributions	(0.31)

Net asset value, end of year	$29.02
Market price, end of year	$29.00

Total Return(c)	(7.20	%) (d)

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$3,627
Ratio of net expenses to average net assets(e)	0.55	% (f)
Ratio of net investment income to average net assets(e)	1.96	% (f)
Portfolio turnover rate(g)	—	% (d)

(a)	For the period June 28, 2022 (commencement of operations) through May 31, 2023.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

NightShares 2000 ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended May
	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year	$30.50

Investment operations:
Net investment income(b)	1.52
Net realized and unrealized loss on investments	(4.66)
Total from investment operations	(3.14)

Less distributions to shareholders from:
Net investment income	(0.10)
Total distributions	(0.10)

Net asset value, end of year	$27.26
Market price, end of year	$27.25

Total Return(c)	(10.33	%) (d)

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,363
Ratio of net expenses to average net assets(e)	0.55	% (f)
Ratio of net investment income to average net assets(e)	2.52	% (f)
Portfolio turnover rate(g)	147	% (d)

(a)	For the period June 28, 2022 (commencement of operations) through May 31, 2023.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

NightShares 500 1x/1.5x ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended May
	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year	$30.00

Investment operations:
Net investment income(b)	0.21
Net realized and unrealized gain on investments	2.83
Total from investment operations	3.04

Less distributions to shareholders from:
Net investment income	(0.09)
Net realized gains	(0.10)
Total distributions	(0.19)

Net asset value, end of year	$32.85
Market price, end of year	$32.88

Total Return(c)	10.20	% (d)

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$14,783
Ratio of net expenses to average net assets(e)	0.65	% (f)
Ratio of expenses to average net assets before waiver(e)	0.75	% (f)
Ratio of net investment income to average net assets(e)	1.13	% (f)
Portfolio turnover rate(g)	6	% (d)

(a)	For the period October 4, 2022 (commencement of operations) through May 31, 2023.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

NightShares Funds
Notes to the Financial Statements
May 31, 2023

NOTE 1. ORGANIZATION

NightShares 500 ETF, NightShares 2000 ETF and NightShares 500 1x/1.5x ETF (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is AlphaTrAI Funds, Inc. (the “Adviser”). The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Funds. The Sub-Adviser is paid by the Adviser, not the Funds. The investment objective of the NightShares 500 ETF is to seek to return the night performance of a portfolio of 500 large cap U.S. companies. The investment objective of the NightShares 2000 ETF is to seek to return the night performance of a portfolio of 2000 small cap U.S. companies. The investment objective of the NightShares 500 1x/1.5x ETF is to seek to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended,

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal period ended May 31, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual funds of the Trust based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. To assist the Valuation Designee in carrying out the responsibility to determine the fair value of any securities or other assets for which market quotations are not readily available, the Trust has created a fair valuation pricing committee (the “Fair Value Committee”). The Fair Value Committee consists of the following standing members: (a) the Trust’s Treasurer or designee, (b) a representative of Ultimus and (c) on an ad hoc basis at a particular valuation time for which a fair valuation method is being determined for a Fund, a representative of the Adviser, which is the Valuation Designee. The Fair Value Committee will review any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2023:

NightShares 500 ETF		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,798,224	$—	$—	$2,798,224
Long Futures Contracts	188	—	—	188
Total	$2,798,412	$—	$—	$2,798,412

NightShares 2000 ETF		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	1,021,801	—	—	1,021,801
Long Futures Contracts	(80)	—	—	(80)
Total	$1,021,721	$—	$—	$1,021,721

NightShares 500 1x/1.5x ETF		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	11,785,479	—	—	11,785,479
Long Futures Contracts	304,592	—	—	304,592
Total	$12,090,071	$—	$—	$12,090,071

(a)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Funds may invest in futures contracts to hedge or manage risks associated with each Fund’s securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of May 31, 2023, and the effect of derivative instruments on the Statements of Operations for the fiscal period ended May 31, 2023.

At May 31, 2023:

	Assets	Liabilities
	Unrealized	Unrealized
	Appreciation on	Depreciation on
Contract Type/ Primary Risk Exposure	Futures Contracts*	Futures Contracts*
Equity Contracts
NightShares 500 ETF	$188	$—
NightShares 2000 ETF	—	(80)
NightShares 500 1x/1.5x ETF	304,592	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Schedules of Future Contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the fiscal period ended May 31, 2023:

	NightShares 500	NightShares 2000	NightShares 500
Location	ETF	ETF	1x/1.5x ETF
Net Realized Gain (loss) on:
Futures contracts	$(335,843)	$(619,724)	$(369,230)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	188	(80)	304,592

The following table summarizes the average ending monthly fair value/notional value of derivatives outstanding during the fiscal period ended May 31, 2023:

Average Ending
Monthly Fair Value/
Derivatives	Notional Value
Long Futures Contracts
NightShares 500 ETF(a)	$3,868,266
NightShares 2000 ETF(a)	4,062,323
NightShares 500 1x/1.5x ETF(b)	7,737,461

(a)	Average based on the 10 months during the period that had activity.

(b)	Average based on the 8 months during the period that had activity.

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2023:

				Gross Amounts Not Offset
				in Statements of Assets
				and Liabilities
			Net Amounts
		Gross Amounts	of Liabilities
	Gross	Offset in	Presented in
	Amounts of	Statements	Statements
	Recognized	of Assets and	of Assets and	Financial	Collateral		Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged		Amount
Variation Margin on Futures Contracts
NightShares 500 ETF	$17,700	$—	$17,700	$—	$—	*	$—
NightShares 2000 ETF	6,825	—	6,825	—	—	*	—
NightShares 500 1x/1.5x ETF	36,525	—	36,525	—	—	*	—

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statements of Assets and Liabilities as Cash held at broker for futures contracts transactions.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. Pursuant to its Agreement, the Adviser is required to pay all other expenses of each Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

	NightShares 500	NightShares 2000	NightShares 500
	ETF	ETF	1x/1.5x ETF
Management fee rate	0.55%	0.55%	0.75%
Management fees earned	$21,771	$20,129	$43,608

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

The Adviser has contractually agreed to waive its unitary management fee and/or reimburse expenses of the NightShares 500 1x/1.5x ETF so that total annual fund operating expenses, excluding portfolio transaction and other investment-related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles), do not exceed 0.65% through October 31, 2023. This expense cap may not be terminated prior to this date except by the Board on 60 days’ notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the NightShares 500 1x/1.5x ETF in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. For the fiscal period ended May 31, 2023, the Adviser waived fees of $6,559. At May 31, 2023 the NightShares 500 1x/1.5x ETF owed the Adviser $8,116. As of May 31, 2023, the Adviser may seek repayment of management fees waived pursuant to the aforementioned conditions, from the NightShares 500 1x/1.5x ETF no later than May 31, 2026.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Funds for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually, which is an established amount paid quarterly per Fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended May 31, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

			U.S.	U.S.
			Government	Government
	Purchases	Sales	Purchases	Sales
NightShares 500 ETF	$2,794,576	$—	$—	$—
NightShares 2000 ETF	4,556,846	3,529,834	—	—
NightShares 500 1x/1.5x ETF	11,809,250	413,804	—	—

For the fiscal period ended May 31, 2023, there were no purchases and sales for in-kind transactions.

For the fiscal period ended May 31, 2023, there were no net realized gains on in-kind redemptions.

NOTE 7. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets. For the fiscal period ended May 31, 2023, NightShares 500 ETF, NightShares 2000 ETF and NightShares 500 1x/1.5x ETF received $1,500, $1,250 and $4,250 in fixed fees, respectively. The Transaction Fees for each Fund are listed in the table below:

		Variable
	Fixed Fee	Charge
NightShares 500 ETF	$250	2.00%*
NightShares 2000 ETF	$250	2.00%*
NightShares 5001x/1.5x ETF	$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF	2000 ETF	ETF
Gross unrealized appreciation	$4,487	$566	$399,539
Gross unrealized depreciation	(840)	(1,619)	(455)
Net unrealized appreciation (depreciation) on investments	$3,647	$(1,053)	$399,084
Tax cost of investments	$2,794,577	$1,022,854	$11,386,394

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

The tax character of distributions paid for the fiscal period ended May 31, 2023 were as follows:

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF	2000 ETF	ETF
	2023	2023	2023
Distributions paid from:
Ordinary income(a)	$38,988	$21,398	$14,435
Long-term capital gains	$—	$—	$4,935
Total distributions paid	$38,988	$21,398	$19,370

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

			NightShares
	NightShares	NightShares	500 1x/1.5x
	500 ETF	2000 ETF	ETF
Undistributed ordinary income	$38,619	$71,104	$52,860
Accumulated capital and other losses	(337,113)	(623,714)	(81,550)
Unrealized appreciation (depreciation) on investments	3,647	(1,053)	399,084
Total accumulated earnings (deficits)	$(294,847)	$(553,663)	$370,394

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on futures contracts.

As of May 31, 2023, the NightShares 500 ETF had short-term and long-term capital loss carryforwards of $135,720 and $201,393 respectively and the NightShares 2000 ETF had short-term and long-term capital loss carryforwards of $251,832 and $371,882, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the period ended May 31, 2023, the NightShares 500 1x/1.5x ETF deferred post October capital and late year ordinary losses in the amount of $81,550.

NightShares Funds
Notes to the Financial Statements (continued)
May 31, 2023

NOTE 9. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2023, the NightShares 500 ETF had 77.15% of the value of its net assets invested in ETFs, the NightShares 2000 ETF had 74.97% of the value of its net assets invested in ETFs, and the NightShares 1x/1.5x ETF had 79.73% of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, other than the item below.

On July 14, 2023, the Board approved the closing and liquidation of the NightShares 500 ETF and the NightShares 2000 ETF as being in the best interest of the respective Fund’s shareholders, following a recommendation of the Adviser. The last day of trading will be July 31, 2023, and the NightShares 500 ETF and NightShares 2000 ETF will cease operations, liquidate their assets, and distribute the liquidation proceeds to shareholders of record on or about August 10, 2023.

Report of Independent Registered Public Accounting Firm

To the Shareholders of NightShares Funds and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts, of NightShares Funds, comprising the funds listed below (the “Funds”), each a series of Unified Series Trust, as of May 31, 2023, and the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of Operations, Statements of Changes in
Fund Name	Net Assets, and Financial Highlights
NightShares 500 ETF NightShares 2000 ETF	For the period from June 28, 2022 (commencement of operations) through May 31, 2023
NightShares 500 ETF 1x/1.5x ETF	For the period from October 4, 2022 (commencement of operations) through May 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 27, 2023

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs: and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the examples. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 through May 31, 2023.

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	December 1,	May 31,	During	Expense
	2022	2023	Period(a)	Ratio
NightShares 500 ETF
Actual	$1,000.00	$960.80	$2.69	0.55%
Hypothetical(b)	$1,000.00	$1,022.19	$2.77	0.55%
NightShares 2000 ETF
Actual	$1,000.00	$942.50	$2.67	0.55%
Hypothetical(b)	$1,000.00	$1,022.19	$2.78	0.55%
NightShares 500 1x/1.5x ETF
Actual	$1,000.00	$1,001.50	$3.24	0.65%
Hypothetical(b)	$1,000.00	$1,021.70	$3.27	0.65%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	NightShares 500	NightShares 2000	NightShares 500
	ETF	ETF	1x/1.5x ETF
Qualified Dividend Income	—%	—%	75%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	NightShares 500	NightShares 2000	NightShares 500
	ETF	ETF	1x/1.5x ETF
Qualified Business Income	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2023 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	NightShares 500	NightShares 2000	NightShares 500
	ETF	ETF	1x/1.5x ETF
Dividends Received Deduction	—%	—%	70%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	NightShares 500	NightShares 2000	NightShares 500
	ETF	ETF	1x/1.5x ETF
Long-Term Capital Gains Distributions	$150,851	$282,578	$—

Trustees and Officers (Unaudited)

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Daniel J. Condon(1950) Chair, May 2022 to present; Chair of the Audit Committee; Chair of the Governance & Nominating Committee, May 2020 to May 2022; Independent Trustee, December 2002 to present	Current: Retired (2017 – present). Previous: Peak Income Plus Fund (May 2022 – February 2023).
Kenneth G.Y. Grant(1949) Chair of the Governance & Nominating Committee, May 2022 to present; Chair, January 2017 to May 2022; Independent Trustee, May 2008 to present

Current: Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present); Director, Advisors Charitable Gift Fund (2020 – present), a Donor Advised Fund; Trustee.

Previous: EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment products (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans; Trustee, Peak Income Plus Fund (May 2022 – present).

Ronald C. Tritschler(1952) Chair of the Audit Committee, May 2022 to present; Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006

Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, (2001– present); Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2020 – present); Director of First State Bank of the Southeast (2000 – present).

Previous: Trustee, Peak Income Plus Fund (May 2022 – February 2023).

Trustees and Officers (Unaudited) (continued)

Catharine B. McGauley(1977) Chair of the Pricing & Liquidity Committee, November 2022 to present; Independent Trustee, September 2022 to present

Current: Lead Portfolio Manager of Atlantic Charter Insurance, a workers’ compensation insurer, (2010 – present); Investment Advisor for a Family Office (2015 – present); Senior Analyst/Advisor for a Boston real estate company and related family (2010 – present).

Previous:Trustee, Peak Income Plus Fund (May 2022 – February 2023).

Freddie Jacobs, Jr.(1970) Independent Trustee, September 2022 to present

Current: Chief Operating Officer and Chief Risk Officer Northeast Retirement Services LLC (NRS), and its subsidiary, Global Trust Company (GTC). NRS is a transfer agent and fund administrator, GTC is a non-depository trust company sponsoring private investment products (2021 – present); Trustee of Buckingham Browne & Nichols (BBN) (2018 – present); Member of the Finance Committee, BBN (2017 – present); Chair Board of Directors of CrispusAttucks Fund (2020 – present); Board Member of Camp Harbor View (2020 – present); Trustee, Peak Income Plus Fund (May 2022 – February 2023).

Previous: SVP, Senior Risk Officer NRS (2013 – 2021); Trustee, Peak Income Plus Fund (2022 – February 2023).

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this report, the Trust consists of 31 series.

The following table provides information regarding the Interested Trustees and Officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson(1958) Interested Trustee, August 2020 to present; President, January 2016 to August 2021

Current: Retired (2023 – present).

Previous: Interested Trustee of Ultimus Managers Trust, (January 2021 – April 2023); Interested Trustee, Mammoth Institutional Credit Access Fund and Mammoth Institutional Equity Access Fund (November 2022 – May 2023); Interested Trustee, Peak Income Plus Fund (May 2022 – July 2023); Senior Vice President Client Strategies of Ultimus Fund Solutions, LLC, (2013 – April 2023).

Trustees and Officers (Unaudited) (continued)

Martin R. Dean(1963)
President, August 2021 to present; Vice President, November 2020 to August 2021; Chief Compliance Officer, April 2021 to August 2021; Assistant Chief Compliance Officer, January 2016 to April 2021

Current:President, Northern Lights Compliance Services (2023 – present). Previous:Senior Vice President, Head of Fund Compliance of Ultimus Fund Solutions, LLC (2016 – January 2023).
Zachary P. Richmond(1980) Treasurer and Chief Financial Officer, November 2014 to present	Current:Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC, (2015 – present).
GwenethK. Gosselink(1955) Chief Compliance Officer, August 2021 to present	Current:Assistant Vice President, Senior Compliance Officer of Ultimus Fund Solutions, LLC, since 2019. Previous:Chief Operating Officer & CCO at Miles Capital, Inc. (2013 – 2019).
Elisabeth Dahl(1962) Secretary, May 2017 to present; Assistant Secretary, March 2016 to May 2017	Current:Attorney, Ultimus Fund Solutions, LLC since March 2016.
Stephen Preston(1966) AML Compliance Officer, May 2017 to present	Current:Vice President and Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC, since 2011.
Lynn E. Wood(1946) Assistant Chief Compliance Officer, April 2021 to present; Chief Compliance Officer, October 2004 to April 2021	Current:Managing Member, Buttonwood Compliance Partners, LLC, since 2013.

*	The address for each Officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Other Information (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at 1-888-NITE-ETF to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at 1-833-NITE-ETF and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President GwenethK. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER AlphaTrAIFunds, Inc. 100 Shoreline Highway, Building B, Suite 100 Mill Valley, CA 94941	CUSTODIAN AND TRANSFER AGENT Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 PictoriaDrive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

NIGHTSHARES-AR-23

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Freddie Jacobs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

NightShares: FY 2023          $48,450

(b)        Audit-Related Fees

                                                 Registrant

NightShares: FY 2023         $0

(c)       Tax Fees

                                                   Registrant

NightShares: FY 2023        $9,900

                     FY 2022         N/A

(d)	All Other Fees

                                                     Registrant

NightShares: FY 2023          $0

Nature of the fees: Preparation of the 1120 RIC and Excise review

(e)	(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	None of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f)        During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                            Registrant                        Adviser

          FY 2023                    $ 0                                  $ 0

(h)        The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies. Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members is Freddie Jacobs, Jr.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

NOT APPLICABLE.

Item 13. Exhibits.

(a) (1) Code is filed herewith

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)       Not Applicable

(c)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By        /s/ Martin R. Dean

Martin R. Dean, President

Date       8/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Martin R. Dean

Martin R. Dean, President

Date       8/7/2023

By        /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date       8/7/2023